MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 50.7%
144,999	Communication Services Select Sector SPDR Fund	$ 10,116,579
30,526	Consumer Discretionary Select Sector SPDR Fund	5,152,178
70,250	Consumer Staples Select Sector SPDR Fund	4,963,865
144,694	Financial Select Sector SPDR Fund	5,194,515
76,096	Health Care Select Sector SPDR Fund	9,992,166
47,902	Industrial Select Sector SPDR Fund	5,127,909
140,644	Real Estate Select Sector SPDR Fund	5,236,176
28,367	Technology Select Sector SPDR Fund	5,252,434
		51,035,822
	FIXED INCOME - 49.3%
515,356	iShares Core U.S. Aggregate Bond ETF	49,608,169

	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,486,067)	100,643,991

	TOTAL INVESTMENTS - 100.0% (Cost $98,486,067)	$ 100,643,991
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	32,297
	NET ASSETS - 100.0%	$ 100,676,288

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.